Derivatives and Hedge Accounting Activities (Volume of Derivative Activity) (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) MWh gal Bcf
Fixed Price - Natural Gas - Non-current Derivative Contract [Member]
Derivative [Line Items]
Volume of derivative activity	19	[1]
Fixed Price - Natural Gas - Non-current Derivative Contract [Member] | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity	5	[1]
Basis - Natural Gas - Non-current Derivative Contract [Member]
Derivative [Line Items]
Volume of derivative activity	600
Basis - Natural Gas - Non-current Derivative Contract [Member] | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity	540
Fixed Price - Electricity - Non-current Derivative Contract [Member]
Derivative [Line Items]
Volume of electricity | MWh	364,990
Fixed Price - Electricity - Non-current Derivative Contract [Member] | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh	364,990	[1]
Liquids - Non-current Derivative Contract [Member]
Derivative [Line Items]
Volume of derivative activity | gal	10,087,200	[2]
Liquids - Non-current Derivative Contract [Member] | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Volume of derivative activity | gal	8,491,200
Interest Rate - Non-current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	$ 4,192,517,177	[3]
Interest Rate - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	300,000,000	[3]
Foreign Exchange - Non- Current Derivative Contract [Member]
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	280,000,000	[3],[4]
Foreign Exchange - Non- Current Derivative Contract [Member] | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	$ 280,000,000	[5]
Fixed Price - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity	77	[1]
Fixed Price - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity	33	[1]
Basis - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity	163
Basis - Natural Gas - Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Volume of derivative activity	1
Basis - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity	79
Fixed Price - Electricity - Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	10,552,363
Fixed Price - Electricity - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh	1,453,910	[1]
Financial Transmission Rights - Electricity- Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	46,494,865
Liquids - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | gal	44,153,704	[2]
Liquids - Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Volume of derivative activity | gal	40,961,704
Liquids - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh	42,582,981
Interest Rate - Current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	$ 1,950,000,000	[3]
Interest Rate - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	$ 1,150,000,000	[3]

[1]	Includes options.
[2]	Includes NGLs and oil.
[3]	Maturity is determined based on final settlement period.
[4]	Euro equivalent volumes are € 250,000,000.
[5]	Maturity is determined based on final settlement period. Euro equivalent volumes are €250,000,000.